Cash Flows (Tables)	12 Months Ended
Mar. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash Payments for Interest on Indebtedness and for Income Taxes
Cash payments for interest on indebtedness and income taxes and other select non-cash activities are as follows:

	Fiscal Years Ended
(in millions)	March 31, 2018	March 31, 2017	April 1, 2016
Cash paid for:
Interest	$288	$103	$124
Taxes on income, net of refunds	$376	$63	$65

Non-cash activities:
Operating:
Prepaid assets acquired under long-term financing	$209	$—	$—
Investing:
Capital expenditures in accounts payable and accrued expenses	$46	$43	$42
Capital expenditures through capital lease obligations	$664	$52	$47
Assets acquired under long-term financing	$238	$87	$1
Increase in deferred purchase price receivable	$128	$393	$—
Financing:
Dividends declared but not yet paid	$51	$20	$19
Stock issued for the acquisition of HPES	$9,850	$—	$—